Note 20 - Financial Instruments Additional Information (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Financial Instruments owned at Fair Value
The Company's debt including project financing obligations, resulting from Codification TOPIC 810 consolidation	$ 60,471	$ 49,041
Estimated fair values of project financing obligations, resulting from Codification TOPIC 810 consolidation	62,752	48,804
Provisions of ASC Topic 360, long-lived assets held and used with a carrying amount	465
Fair value of provisions of ASC Topic 360, long-lived assets held and used with a carrying amount	122
Impairment charge of provisions of ASC Topic 360, long-lived assets held and used with a carrying amount	$ 352